Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation
Schedule of assumptions on which the expense related to stock options granted is based

The expense related to stock options granted in the three months ended March 31, 2013 was based on the assumptions shown in the table below.

Risk-free interest rate	1.1%
Average life of options (years)	6.0
Volatility	32.63%
Dividend yield	4.3%
Fair value per stock option	$6.87

years ended December 31	2012	2011	2010

Risk-free interest rate	1.2%	2.7%	2.9%
Average life of options (years)	6.0	6.0	6.0
Volatility	21.0%	21.0%	22.0%
Dividend yield	3.6%	4.1%	3.2%
Fair value per stock option	$6.80	$6.23	$9.24

Summary of AbbVie stock option activity for both AbbVie and Abbott employees
(options in thousands, aggregate intrinsic value in millions)	Options	Weighted-average exercise price	Weighted- average remaining life (in years)	Aggregate intrinsic value
Outstanding at December 31, 2012	—	$—
Options converted on January 1, 2013	47,718	27.00
Granted	2,169	36.01
Exercised	(4,017)	26.42
Lapsed	(31)	19.87
Outstanding at March 31, 2013	45,839	27.49	4.1	$616
Exercisable at March 31, 2013	42,163	$27.12	3.7	$582

(options in thousands, aggregate intrinsic value in millions)	Options	Weighted average exercise price	Weighted average remaining life (in years)	Aggregate intrinsic value

Outstanding at December 31, 2011	25,783	$49.77	4.1
Granted	944	62.54
Exercised	(13,347)	49.62
Lapsed	(95)	53.88

Outstanding at December 31, 2012	13,285	$50.80	3.7	$196

Exercisable at December 31, 2012	12,329	$50.09	3.6	$190

Summary of AbbVie RSA and RSU balances for both AbbVie and Abbott employees
(share units in thousands)	Share units	Weighted-average grant date fair value
Outstanding at December 31, 2012	—	$—
Awards converted on January 1, 2013	15,394	27.55
Granted	5,381	35.27
Vested	(7,134)	27.29
Lapsed	(76)	29.53
Outstanding at March 31, 2013	13,565	$30.74
Unvested shares at March 31, 2013	13,399	$30.78

(share units in thousands)	Share units	Weighted average grant date fair value

Nonvested shares December 31, 2011	4,710	$50.29
Granted	2,749	56.07
Vested	(2,164)	51.23
Lapsed	(251)	48.62

Nonvested shares December 31, 2012	5,044	$53.12